Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Noncontrolling Interest [Line Items]
Beginning balance	$ 65,491
Capital contribution from noncontrolling interest shareholders	29	$ 89	$ 12,164
Noncontrolling interest shareholders resulting from new acquisitions		42,598
Purchase of equity interests from noncontrolling interest shareholders	(6,309)
Cash dividends paid to noncontrolling interests by a subsidiary	(810)
(Loss) gain attributed to noncontrolling interest shareholders	(5,060)	677	1,333
Ending balance	50,915	65,491
Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	65,491	24,029
Capital contribution from noncontrolling interest shareholders	29	60	11,074
Noncontrolling interest shareholders resulting from new acquisitions		42,598
Purchase of equity interests from noncontrolling interest shareholders	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(2,135)	(1,873)
Cash dividends paid to noncontrolling interests by a subsidiary	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(5,060)	677
Ending balance	50,915	65,491	24,029
Noncontrolling interest | Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Beginning balance	15,319	16,911
Capital contribution from noncontrolling interest shareholders	29	60
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(463)	(447)
(Loss) gain attributed to noncontrolling interest shareholders	(6,173)	(1,205)
Ending balance	8,712	15,319	16,911
Noncontrolling interest | Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'')
Noncontrolling Interest [Line Items]
Beginning balance	8,719	7,118
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(372)	(229)
Cash dividends paid to noncontrolling interests by a subsidiary	(291)
(Loss) gain attributed to noncontrolling interest shareholders	1,808	1,830
Ending balance	9,864	8,719	$ 7,118
Noncontrolling interest | Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Noncontrolling Interest [Line Items]
Beginning balance	1,059
Noncontrolling interest shareholders resulting from new acquisitions		1,262
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(39)	(43)
(Loss) gain attributed to noncontrolling interest shareholders	(55)	(160)
Ending balance	965	1,059
Noncontrolling interest | Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Beginning balance	40,394
Noncontrolling interest shareholders resulting from new acquisitions		41,336
Purchase of equity interests from noncontrolling interest shareholders	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(1,261)	(1,154)
(Loss) gain attributed to noncontrolling interest shareholders	(640)	212
Ending balance	$ 31,374	$ 40,394